Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Transamerica Series Trust

In planning and performing our audits of the financial statements of Transamerica 60/40 Allocation VP, Transamerica American Funds Managed Risk VP, Transamerica BlackRock iShares Active Asset Allocation – Conservative VP, Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP, Transamerica BlackRock iShares Active Asset Allocation – Moderate VP, Transamerica BlackRock iShares Dynamic Allocation – Balanced VP, Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP, Transamerica BlackRock iShares Edge 40 VP, Transamerica BlackRock iShares Edge 50 VP, Transamerica BlackRock iShares Edge 75 VP, Transamerica BlackRock iShares Edge 100 VP, Transamerica Goldman Sachs 70/30 Allocation VP, Transamerica Goldman Sachs Managed Risk – Balanced ETF VP, Transamerica Goldman Sachs Managed Risk – Conservative ETF VP, Transamerica Goldman Sachs Managed Risk – Growth ETF VP, Transamerica Aegon High Yield Bond VP, Transamerica Aegon Sustainable Equity Income VP, Transamerica Aegon U.S. Government Securities VP, Transamerica BlackRock Real Estate Securities VP, Transamerica BlackRock Tactical Allocation VP, Transamerica International Focus VP, Transamerica Janus Mid-Cap Growth VP, Transamerica JPMorgan Enhanced Index VP, Transamerica TSW Mid Cap Value Opportunities VP, Transamerica Morgan Stanley Capital Growth VP, Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP, Transamerica MSCI EAFE Index VP, Transamerica BlackRock Government Money Market VP, Transamerica Great Lakes Advisors Large Cap Value VP, Transamerica JPMorgan Asset Allocation - Conservative VP, Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation - Growth VP), Transamerica JPMorgan Asset Allocation - Moderate Growth VP, Transamerica JPMorgan Asset Allocation - Moderate VP, Transamerica JPMorgan International Moderate Growth VP, Transamerica BlackRock iShares Tactical - Balanced VP, Transamerica BlackRock iShares Tactical - Growth VP, Transamerica PineBridge Inflation Opportunities VP, Transamerica ProFund UltraBear VP, Transamerica S&P 500 Index VP, Transamerica Aegon Bond VP, Transamerica Aegon Core Bond VP, Transamerica Janus Balanced VP, Transamerica JPMorgan Tactical Allocation VP, Transamerica Madison Diversified Income VP, Transamerica Market Participation Strategy VP, Transamerica Morgan Stanley Global Allocation VP, Transamerica Multi-Managed Balanced VP, Transamerica BlackRock iShares Tactical - Conservative VP, Transamerica Small/Mid Cap Value VP, Transamerica T. Rowe Price Small Cap VP, Transamerica TSW International Equity VP, Transamerica WMC US Growth VP (the “Funds”) (fifty-two of the series constituting Transamerica Series Trust (the “Trust”)) as of and for the year ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Trust’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Trust’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust’s internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of management and the Board of Trustees of the Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Boston, Massachusetts

February 25, 2026